Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

	Payments due by years
($000s)	Total	2023	2024-25	2026-27	2028-29
2022 Secured Note – interest	125,866	9,682	38,728	38,728	38,728
2023 Secured Note – interest	80,102	-	28,466	25,818	25,818
Capital expenditure obligations	88,175	82,033	6,142	-	-
Flow-through share expenditures	9,737	9,737	-	-	-
Mineral interests	5,441	485	1,652	1,652	1,652
Lease obligation	1,851	510	1,143	106	92
	311,172	102,447	76,131	66,304	66,290

In 2022, the Company entered into a Facilities Agreement with BC Hydro covering the design and construction of facilities by BC Hydro to supply construction phase hydro-sourced electricity to the KSM project.

The cost to complete the construction is estimated to be $32.8 million of which the Company has paid $24.9 million to BC Hydro and the remaining balance is due in December 2023. In addition, the Facilities Agreement requires $59.7 million in security or cash from the Company for BC Hydro system reinforcement which is required to make the power available of which the Company has paid $57.1 million to BC Hydro and the balance is due in December 2023. The $59.7 million system reinforcement security will be forgiven annually, typically over a period of less than 8 years, based on project power consumption.

Prior to its maturity, the 2022 Secured Notes bear interest at 6.5%, or US$14.6 million per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares. Refer to Note 11 for details on the secured notes.

Prior to its maturity, the 2023 Secured Note bears interest at 6.5% or US$9.8 million per annum, payable quarterly in arrears. Payment of quarterly interest due from the closing date to the second anniversary is deferred and US$21.5 million must be paid on or before 30 months after the closing date. Deferred interest can be satisfied by way of cash, common shares or increasing the NSR percentage from 1 to 1.2%.